PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Statements of Cash Flows
Net cash (used in) provided by operating activities	¥ 52,286,618	$ 7,163,238	¥ 93,735,092	¥ (121,856,343)
Net cash (used in) provided by investing activities	(292,428,847)	(40,062,588)	216,310,708	397,891,899
Net cash provided by financing activities	100,267,335	13,736,569	(59,345,977)	(17,796,914)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	6,051,800	829,093	8,913,200	30,043,572
Net increase (decrease) in cash, cash equivalents and restricted cash	(133,823,094)	(18,333,688)	259,613,023	288,282,214
Cash, cash equivalents and restricted cash at the beginning of the year	980,240,193	134,292,356	720,627,170	432,344,956
Cash, cash equivalents and restricted cash at the end of the year	846,417,099	$ 115,958,668	980,240,193	720,627,170
Reportable Legal Entities | Parent Company
Condensed Statements of Cash Flows
Net cash (used in) provided by operating activities	(177,106)		14,392,402	(23,565,305)
Net cash (used in) provided by investing activities	(89,689,320)		133,818,900	(95,940,040)
Net cash provided by financing activities	267,335		654,023	2,203,086
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	4,212,517		4,034,789	21,972,182
Net increase (decrease) in cash, cash equivalents and restricted cash	(85,386,574)		152,900,114	(95,330,077)
Cash, cash equivalents and restricted cash at the beginning of the year	341,480,388		188,580,274	283,910,351
Cash, cash equivalents and restricted cash at the end of the year	¥ 256,093,814		¥ 341,480,388	¥ 188,580,274